Summarized Information on Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Current assets	$ 30,149	$ 27,388		$ 30,149
Non-current assets	144,199	162,622		144,199
Property, plant and equipment	125,330	124,201	$ 159,265	125,330
Other non-current assets	487	635		487
Total assets	174,348	190,010		174,348
Current liabilities	24,176	26,225		24,176
Non-current liabilities	80,360	103,909		80,360
Shareholders' equity	69,812	59,876	74,215	69,812	$ 73,175
Non-controlling interest	405	528		405
Total liabilities	104,536	130,134		104,536
Sales revenues	83,966	53,683	76,589
Net income for the year	$ 19,986	$ 948	$ 10,363
Other Companies Abroad [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	34.00%	34.00%
Other Companies Abroad [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	45.00%	45.00%
Joint ventures [member] | Other Companies Abroad [member]
IfrsStatementLineItems [Line Items]
Current assets	$ 253	$ 137		253
Non-current assets	11	4		11
Property, plant and equipment	195	62		195
Other non-current assets	1			1
Total assets	460	203		460
Current liabilities	126	58		126
Non-current liabilities	36	17		36
Shareholders' equity	196	81		196
Non-controlling interest	102	47		102
Total liabilities	460	203		460
Net income for the year	91	9
Joint ventures [member] | M P Gulf Of Mexico L L C [Member]
IfrsStatementLineItems [Line Items]
Current assets	425	277		425
Non-current assets	203	259		203
Property, plant and equipment	2,683	2,380		2,683
Other non-current assets	1	2		1
Total assets	3,312	2,918		3,312
Current liabilities	324	228		324
Non-current liabilities	623	789		623
Shareholders' equity	1,979	1,535		1,979
Non-controlling interest	386	366		386
Total liabilities	3,312	$ 2,918		3,312
Sales revenues	1,138			748
Net income for the year	$ 635			(607)
Ownership interest	20.00%	20.00%
BRAZIL | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	20.00%	2350.00%
BRAZIL | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	8300.00%	83.00%
BRAZIL | Associates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	18.80%	4.59%
BRAZIL | Associates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	38.00%	40.00%
BRAZIL | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	$ 832	$ 795		832
Non-current assets	371	385		371
Property, plant and equipment	461	492		461
Other non-current assets	460	482		460
Total assets	2,124	2,154		2,124
Current liabilities	728	573		728
Non-current liabilities	517	661		517
Shareholders' equity	874	887		874
Non-controlling interest	5	33		5
Total liabilities	2,124	2,154		2,124
Sales revenues	2,947			2,056
Net income for the year	156			93
BRAZIL | Joint ventures [member] | Associates [member]
IfrsStatementLineItems [Line Items]
Current assets	7,308	9,968		7,308
Non-current assets	2,334	3,941		2,334
Property, plant and equipment	6,845	9,914		6,845
Other non-current assets	539	761		539
Total assets	17,026	24,584		17,026
Current liabilities	4,632	7,279		4,632
Non-current liabilities	10,967	15,246		10,967
Shareholders' equity	1,688	2,358		1,688
Non-controlling interest	(261)	(299)		(261)
Total liabilities	17,026	24,584		$ 17,026
Sales revenues	20,625	28,425
Net income for the year	$ 2,821	$ (241)